Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thornburg ETF Trust
Entity Central Index Key	0002038383
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Thornburg Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	Thornburg Core Plus Bond ETF
Class Name	Thornburg Core Plus Bond ETF
Trading Symbol	TPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond ETF for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Core Plus Bond ETF	$23.00	0.45%

Expenses Paid, Amount	$ 23.00
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the 6-month period ended February 28, 2026.

The Federal Open Market Committee (FOMC) delivered three interest rate cuts across the trailing 6-month period at each of the last remaining Federal Reserve (the “Fed”) meetings in 2025 (September, October, and December), alongside a $40 billion per month United States Treasury bill purchase program. Short term interest rates broadly followed the Fed’s trajectory, falling by roughly 70 basis points, while longer term rates fell by 30 to 35 basis points. Political developments significantly impacted markets including a trade truce that lowered tariffs on Chinese imports to 45%. Domestic political risks escalated with the nomination of Governor Kevin Warsh to succeed Jerome Powell as chair of the Fed, raising concerns by some about the Fed’s independence.

Active positioning and security selection based on shorter duration contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Core Plus Bond ETF	6.17%
Bloomberg U.S. Aggregate Total Return Value Index USD	6.26%

No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/ecb/TPLS or call 1-800-847-0200.
Net Assets	$ 19,400,000
Holdings Count | Holdings	300
Advisory Fees Paid, Amount	$ 42,841
Investment Company, Portfolio Turnover	9.44%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Millions)	$19.4M
Number of Holdings	300
Portfolio Turnover	9.44%
Total Advisory Fee	$42,841

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026)
Credit Quality Ratings	(%)
U.S. Government	45.7
AAA	9.5
AA	2.8
A	12.0
BBB	20.0
Below Invest. Grade	7.0
NR	2.3
Cash Equivalents & Other	0.7

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Updated Prospectus Phone Number	1-800-847-0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Multi Sector Bond ETF
Shareholder Report [Line Items]
Fund Name	Thornburg Multi Sector Bond ETF
Class Name	Thornburg Multi Sector Bond ETF
Trading Symbol	TMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Multi Sector Bond ETF for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Multi Sector Bond ETF	$28.00	0.55%

Expenses Paid, Amount	$ 28.00
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 6-month period ended February 28, 2026.

The Federal Open Market Committee (FOMC) delivered three interest rate cuts across the trailing 6-month period at each of the last remaining Federal Reserve (the “Fed”) meetings in 2025 (September, October, and December), alongside a $40 billion per month United States Treasury bill purchase program. Short term interest rates broadly followed the Fed’s trajectory, falling by roughly 70 basis points, while longer term rates fell by 30 to 35 basis points. Political developments significantly impacted markets including a trade truce that lowered tariffs on Chinese imports to 45%. Domestic political risks escalated with the nomination of Governor Kevin Warsh to succeed Jerome Powell as chair of the Fed, raising concerns by some about the Fed’s independence.

Tactical positioning in yield curve segments and security selection contributed to performance relative to the Index. However, the Fund’s security selection based on shorter duration positioning versus the Index hampered performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
Multi Sector Bond ETF	6.49%
Bloomberg U.S. Aggregate Total Return Value Index USD	6.26%
Bloomberg U.S. Universal Total Return Index Value Unhedged	6.53%

No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/emb/TMB or call 1-800-847-0200.
Net Assets	$ 89,000,000.0
Holdings Count | Holdings	401
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	8.52%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Millions)	$89.0M
Number of Holdings	401
Portfolio Turnover	8.52%
Total Advisory Fee	$0.2M

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026)
Fixed Income Credit Quality	(%)
U.S. Government	28.5
AAA	12.4
AA	3.0
A	10.6
BBB	22.9
Below Invest. Grade	16.8
NR	2.0
Cash Equivalents & Other	3.8

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Updated Prospectus Phone Number	1-800-847-0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity ETF
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity ETF
Class Name	Thornburg International Equity ETF
Trading Symbol	TXUE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity ETF for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Equity ETF	$35.00	0.65%

Expenses Paid, Amount	$ 35.00
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund outperformed the MSCI EAFE Net Total Return USD Index (the “Index”) during the 6-month period ended February 28, 2026.

Compelling international valuations, supportive fiscal and monetary policies, and earnings growth drew global investment flows.

The Fund’s sector allocations in communications services, health care, and financials led to performance relative to the Index, while allocations to information technology, consumer staples, and cash were detriments to relative performance.

By geography, stock selection in the United Kingdom and France contributed most to performance relative to the Index, while selection effects in Japan and the Netherlands were the leading detractors to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
International Equity ETF	37.43%
MSCI EAFE Net Total Return USD Index	34.63%

No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eie/TXUE or call 1-800-847-0200.
Net Assets	$ 444,000,000.0
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	9.50%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Millions)	$444.0M
Number of Holdings	48
Portfolio Turnover	9.50%
Total Advisory Fee	$0.9M

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026)
Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	0.0
Large Cap (>$12 B)	100.0

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Updated Prospectus Phone Number	1-800-847-0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth ETF
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth ETF
Class Name	Thornburg International Growth ETF
Trading Symbol	TXUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth ETF for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/download
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Growth ETF	$35.00	0.70%

Expenses Paid, Amount	$ 35.00
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform for the past six months and what affected its performance?

The Fund underperformed the MSCI EAFE Growth Net Total Return USD Index (the “Index”) during the 6-month period ended February 28, 2026.

Attractive valuations, supportive government policies, and earnings growth helped draw investor interest into international stocks.

The Fund’s overweight allocations to the consumer discretionary and communication services sectors, along with an underweight allocation to the industrials sector, and selection effects in all three aforementioned sectors hampered performance relative to the Index. Selection effect in the health care sector and allocation effects in the utilities sector contributed to performance relative to the Index.

On a geographic basis, the Netherlands, United Kingdom, and Taiwan were the top contributors to performance relative to the Index, while allocations to the United States, Singapore, and Brazil were the main detractors to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	1 Year
International Growth ETF	3.42%
MSCI EAFE Growth Net Total Return USD Index	23.65%

No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/etfs/eig/TXUG or call 1-800-847-0200.
Net Assets	$ 5,100,000
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 17,406
Investment Company, Portfolio Turnover	21.25%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Millions)	$5.1M
Number of Holdings	44
Portfolio Turnover	21.25%
Total Advisory Fee	$17,406

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026)
Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.0
Mid Cap ($2.5-12 B)	10.5
Large Cap (>$12 B)	87.5

Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2026 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Updated Prospectus Phone Number	1-800-847-0200
Updated Prospectus Web Address	https://www.thornburg.com/download
Accountant Change Disagreements [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.